Goldman Sachs Data Enhanced Emerging Markets Equity ETF Investment Objectives and Goals - Goldman Sachs Data Enhanced Emerging Markets Equity ETF	May 15, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Data Enhanced Emerging Markets Equity ETF—SummaryTicker: GEMQ Stock Exchange: The NASDAQ Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Data Enhanced Emerging Markets Equity ETF (the “Fund”) seeks long-term growth of capital.